NON-CURRENT ASSETS HELD FOR SALE - Foreclosed Assets, Leasing Agreements, Other (Details) - COP ($) $ in Millions	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of noncurrent assets held-for-sale [line items]
Non-current assets or disposal groups classified as held for sale	$ 208,426	$ 240,412
Foreclosed assets [member]
Disclosure of noncurrent assets held-for-sale [line items]
Non-current assets or disposal groups classified as held for sale	154,763	155,286
Foreclosed assets [member] | Movable Property
Disclosure of noncurrent assets held-for-sale [line items]
Non-current assets or disposal groups classified as held for sale	3,767	3,544
Foreclosed assets [member] | Residential Real Estates
Disclosure of noncurrent assets held-for-sale [line items]
Non-current assets or disposal groups classified as held for sale	55,850	46,367
Foreclosed assets [member] | Other real estate
Disclosure of noncurrent assets held-for-sale [line items]
Non-current assets or disposal groups classified as held for sale	95,146	105,308
Foreclosed assets [member] | Other property, plant and equipment
Disclosure of noncurrent assets held-for-sale [line items]
Non-current assets or disposal groups classified as held for sale		67
Assets Received From Leasing Agreements [Member]
Disclosure of noncurrent assets held-for-sale [line items]
Non-current assets or disposal groups classified as held for sale	22,979	23,071
Assets Received From Leasing Agreements [Member] | Machinery [member]
Disclosure of noncurrent assets held-for-sale [line items]
Non-current assets or disposal groups classified as held for sale	140	6,406
Assets Received From Leasing Agreements [Member] | Vehicles [member]
Disclosure of noncurrent assets held-for-sale [line items]
Non-current assets or disposal groups classified as held for sale	2,678	1,809
Assets Received From Leasing Agreements [Member] | Real estate
Disclosure of noncurrent assets held-for-sale [line items]
Non-current assets or disposal groups classified as held for sale	20,161	14,856
Other Non-Current Assets Held For Sale [Member]
Disclosure of noncurrent assets held-for-sale [line items]
Non-current assets or disposal groups classified as held for sale	30,684	62,055
Other Non-Current Assets Held For Sale [Member] | Vehicles [member]
Disclosure of noncurrent assets held-for-sale [line items]
Non-current assets or disposal groups classified as held for sale	360
Other Non-Current Assets Held For Sale [Member] | Land
Disclosure of noncurrent assets held-for-sale [line items]
Non-current assets or disposal groups classified as held for sale	5,816	18,458
Other Non-Current Assets Held For Sale [Member] | Real estate
Disclosure of noncurrent assets held-for-sale [line items]
Non-current assets or disposal groups classified as held for sale	24,049	39,998
Other Non-Current Assets Held For Sale [Member] | Other property, plant and equipment
Disclosure of noncurrent assets held-for-sale [line items]
Non-current assets or disposal groups classified as held for sale	459	3,599
Non-current assets held for sale [member]
Disclosure of noncurrent assets held-for-sale [line items]
Non-current assets or disposal groups classified as held for sale	$ 208,426	$ 240,412	$ 206,193	$ 186,714